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[Janus letterhead]

March 17, 2009

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.

Washington, DC 20549-0505

Re: JANUS INVESTMENT FUND (the "Registrant")
    1933 Act File No. 2-34393
    1940 Act File No. 811-1879

Dear Sir or Madam:

The Registrant is transmitting today for filing under the Securities Act of 1933, as amended, a registration statement on Form N-14 (the "Registration Statement") relating to the registration of shares of beneficial interest to be issued in connection with the reorganization of Janus Adviser Research Core Fund (the "Acquired Fund"), a series of the Janus Adviser Series, into Janus Research Core Fund (the "Acquiring Fund"), a series of the Registrant (the "Reorganization). The Registration Statement is also being filed under the Securities Exchange Act of 1934, as amended. No filing fee is due in connection with this filing.

As noted above, the shares covered by the Registration Statement are to be issued in connection with the Reorganization. Shares of the Acquiring Fund will be issued to shareholders of the Acquired Fund in exchange for the transfer of the Acquired Fund's assets and liabilities to the Acquiring Fund. Pursuant to Rule 17a-8(a)(3) of the Investment Company Act of 1940, as amended, and as permitted under the Acquired Fund's trust instrument, shareholders of the Acquired Fund are not being requested to approve the Reorganization. As a result, shareholders of the Acquired Funds will receive the prospectus/information statement that is filed as a part of the Registration Statement instead of a proxy statement.

The Reorganization is part of several mergers occurring between the Janus Adviser Series trust and the Registrant (the "Mergers"). Several registration statements on Form N-14 have been filed on March 17, 2009 in connection with the Mergers. The prospectus/information statement included in this Registration Statement has many similar sections of disclosure as the other registration statements filed in connection with the Mergers. As such, the Registrant requests selective review of the Registration Statement pursuant to Investment Company Act Release No. IC-13768. For your convenience, the Registrant has listed below the sections of the Registration Statement that are substantially similar to the other filed registration statements:

     1. SYNOPSIS- Questions and Answers (with the exception of questions relating to the impact on Fund expenses);

     2. THE REORGANIZATION- The Plan, Reason for Reorganization, Federal Income Tax Consequences, and Other Comparative Information about the Funds-Charter Documents;

     3. ADDITIONAL INFORMATION- Trustee and Officers, Independent Registered Public Accounting Firm, Legal Matters, and Information Available through the SEC; and

     4.   APPENDICES

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EDGAR Operations Branch
Securities and Exchange Commission
March 17, 2009
Page 2

Because the net asset value of the Acquired Fund does not exceed ten percent of the Acquiring Fund's net asset value, pro forma financial statements are not included in the Registration Statement.

The Registrant Statement has delayed effectiveness until such time that the Staff declares the Registration Statement effective pursuant to Section 8(a) of the Securities Act of 1933. However, the Registrant respectfully requests that the Staff provide comments and declare this Registration Statement effective within 30 days of this filing or no later than April 16, 2009.

If you have any questions regarding this filing, please call me at (303)
336-4562.

Sincerely,


/s/ Rodney A. DeWalt

Rodney A. DeWalt
Legal Counsel

Enclosures

cc: Stephanie Grauerholz-Lofton, Esq.
    Larry Greene, Esq.
    Cindy A. Antonson
    Donna Brungardt
    Robin R. Nesbitt